FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value asset transfers, Level 1 to Level 2	$ 0	$ 0
Fair value asset transfers, Level 2 to Level 1	0	0
Fair value liabilities transfers, Level 1 to Level 2	0	0
Fair value liabilities transfers, Level 2 to Level 1	0	0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 62,746	58,418
Money market funds | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 58,418	$ 25,311